Goodwill and Other Intangibles (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012
Schedule of Other Intangibles, Net

Other intangibles, net consisted of the following (in thousands):

	March 30,	December 29,
	2013	2012
Customer relationships — amortizable:
Gross carrying amount	$1,366,056	$1,366,056
Accumulated amortization	(766,300)	(729,403)

Net carrying value	599,756	636,653

Brand names and trademarks — not amortizing	252,800	252,800

Total other intangibles — net	$852,556	$889,453

Other intangibles, net as of December 29, 2012 and December 31, 2011 consisted of the following (in thousands):

	December 29,	December 31,
	2012	2011
Customer relationships — amortizable:
Gross carrying amount	$1,366,056	$1,321,930
Accumulated amortization	(729,403)	(590,048)

Net carrying value	636,653	731,882

Brand names and trademarks — not amortizing	252,800	252,800

Total other intangibles — net	$889,453	$984,682